Debt - Summary of Activity for Deferred Financing Fees (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Equity Method Investments And Cost Method Investments [Abstract]
Beginning balance	$ 17,215	$ 11,485	$ 11,485
Loan origination fees	10,911	9,281
Amortization	(2,731)	(2,875)	(252)	$ (3,256)	$ (3,266)
Write off of deferred financing fees	(12,135)			(3,100)
Ending balance	$ 13,260	$ 17,891	$ 17,215	$ 11,485